Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Intangible assets, net
Cost	¥ 412,848		¥ 413,191
Accumulated amortization (Note a)	(74,998)		(63,262)
Impairment	(16,907)		(16,907)
Net amount	320,943		333,022		$ 50,363
Amortization expenses for intangible assets	12,078	$ 1,895	36,539	¥ 15,757
Expected amortization expenses
2022	85
2023	0
2024	0
2025	0
2026	0
Domain names
Intangible assets, net
Cost	13,334		13,608
Accumulated amortization (Note a)	(13,334)		(13,608)
Trademarks
Intangible assets, net
Cost	6,125		6,194
Accumulated amortization (Note a)	(6,040)		(5,823)
Net amount	85		371
Payment license
Intangible assets, net
Cost	319,660		319,660
Net amount	¥ 319,660		319,660
Estimated economic life	5 years	5 years
Others
Intangible assets, net
Cost	¥ 73,729		73,729
Accumulated amortization (Note a)	(55,624)		(43,831)
Impairment	(16,907)		(16,907)
Net amount	¥ 1,198		¥ 12,991